DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair Value Measurement at December 31, 2020
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	—	—	—
Other non-current financial assets	—	150,983,295	—	150,983,295
Total assets	—	150,983,295	—	150,983,295
Liabilities
Current liabilities
Other current financial liabilities	—	1,217,322	—	1,217,322
Other non-current financial liabilities	—	51,568,854	—	51,568,854
Total liabilities	—	52,786,176	—	52,786,176

	Fair Value Measurement at December 31, 2019
	Quoted prices in active
	markets
	for identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	317,205		317,205
Other non-current financial assets	—	98,918,457	—	98,918,457
Total assets	—	99,235,662	—	99,235,662
Liabilities
Current liabilities
Other current financial liabilities	—	374,576	—	374,576
Total liabilities	—	374,576	—	374,576